Property, Plant and Equipment (Detail) - BRL (R$) R$ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Beginning Balance		R$ 121,421,223	R$ 116,854,804		R$ 112,341,953
Additions		2,407,101	5,381,131		4,607,048
Write-offs		(404,954)	(814,712)		(174,272)
Other					80,075
Ending balance		123,423,370	121,421,223		116,854,804
Beginning Balance		(94,337,769)	(90,774,972)		(86,524,133)
Depreciation expenses		(2,107,040)	(4,165,721)		(4,346,752)
Write-offs		269,510	602,922		127,389
Transfers			2
Other					(31,475)
Ending balance		(96,175,175)	(94,337,769)		(90,774,972)
Beginning Balance		27,083,454	26,079,832		25,817,820
Ending balance		27,248,074	27,083,454		26,079,832
Work in Progress
Property, Plant and Equipment [Line Items]
Beginning Balance		3,434,113	2,413,770		1,656,581
Additions		2,004,387	4,661,570		4,071,230
Write-offs		(15,405)	(93,922)		(27,492)
Other					4,841
Transfers		(2,204,740)	(3,547,305)		(3,291,390)
Ending balance		3,218,355	3,434,113		2,413,770
Beginning Balance		3,434,113	2,413,770		1,656,581
Ending balance		3,218,355	3,434,113		2,413,770
Automatic switching equipment
Property, Plant and Equipment [Line Items]
Beginning Balance		20,007,287	19,974,446		19,887,701
Additions		487	2,060		82
Write-offs		(219)	(2,235)		(528)
Other					261
Transfers		23,579	33,016		86,930
Ending balance		20,031,134	20,007,287		19,974,446
Beginning Balance		(18,604,545)	(18,267,700)		(17,886,743)
Depreciation expenses		(153,988)	(338,003)		(380,959)
Write-offs		221	1,158		520
Transfers					(410)
Other					(108)
Ending balance		(18,758,312)	(18,604,545)		(18,267,700)
Beginning Balance		1,402,742	1,706,746		2,000,958
Ending balance		R$ 1,272,822	R$ 1,402,742		1,706,746
Annual depreciation rate (average)		12.00%	11.00%
Transmission and other equipment
Property, Plant and Equipment [Line Items]
Beginning Balance	[1]	R$ 58,951,421	R$ 56,720,433		54,387,097
Additions		188,233	375,050	[1]	382,529	[1]
Write-offs		(36,203)	(19,656)	[1]	(7,904)	[1]
Other	[1]				300
Transfers		1,121,470	1,875,594	[1]	1,958,411	[1]
Ending balance		60,224,921	58,951,421	[1]	56,720,433	[1]
Beginning Balance	[1]	(45,482,214)	(43,324,619)		(40,922,163)
Depreciation expenses		(1,105,422)	(2,175,732)	[1]	(2,400,603)	[1]
Write-offs		35,566	18,610	[1]	7,013	[1]
Transfers		(31)	(473)	[1]	(8,702)	[1]
Other	[1]				(163)
Ending balance		(46,552,101)	(45,482,214)	[1]	(43,324,619)	[1]
Beginning Balance	[1]	13,469,207	13,395,814		13,464,934
Ending balance		R$ 13,672,820	R$ 13,469,207	[1]	13,395,814	[1]
Annual depreciation rate (average)		13.00%	10.00%	[1]
Infrastructure
Property, Plant and Equipment [Line Items]
Beginning Balance		R$ 28,340,802	R$ 27,568,591		26,453,239
Additions		186,734	268,931		99,796
Write-offs		(348,120)	(666,885)		(131,314)
Other					1,045
Transfers		961,689	1,170,165		1,145,825
Ending balance		29,141,105	28,340,802		27,568,591
Beginning Balance		(22,265,626)	(21,665,423)		(20,598,165)
Depreciation expenses		(596,919)	(1,158,457)		(1,184,822)
Write-offs		232,548	558,879		114,224
Transfers		(10)	(625)		3,844
Other					(504)
Ending balance		(22,630,007)	(22,265,626)		(21,665,423)
Beginning Balance		6,075,176	5,903,168		5,855,074
Ending balance		R$ 6,511,098	R$ 6,075,176		5,903,168
Annual depreciation rate (average)		10.00%	8.00%
Building and Building Improvements
Property, Plant and Equipment [Line Items]
Beginning Balance		R$ 4,470,284	R$ 4,311,533		4,287,337
Additions		3,539	17,906		19,058
Write-offs		(3,287)	(821)		(1,168)
Other					1,438
Transfers		9,122	141,666		4,868
Ending balance		4,479,658	4,470,284		4,311,533
Beginning Balance		(2,728,656)	(2,547,638)		(2,431,267)
Depreciation expenses		(49,328)	(96,940)		(116,566)
Write-offs		161	817		910
Transfers		27	(84,895)		(89)
Other					(626)
Ending balance		(2,777,796)	(2,728,656)		(2,547,638)
Beginning Balance		1,741,628	1,763,895		1,856,070
Ending balance		R$ 1,701,862	R$ 1,741,628		1,763,895
Annual depreciation rate (average)		8.00%	8.00%
Other Asset
Property, Plant and Equipment [Line Items]
Beginning Balance		R$ 6,217,316	R$ 5,866,031		5,669,999
Additions		23,721	55,614		34,353
Write-offs		(1,720)	(31,193)		(5,866)
Other					72,190
Transfers		88,880	326,864		95,356
Ending balance		6,328,197	6,217,316		5,866,031
Beginning Balance		(5,256,728)	(4,969,592)		(4,685,795)
Depreciation expenses		(201,383)	(396,589)		(263,802)
Write-offs		1,017	23,458		4,722
Transfers		14	85,995		5,357
Other					(30,074)
Ending balance		(5,457,080)	(5,256,728)		(4,969,592)
Beginning Balance		960,588	896,439		984,203
Ending balance		R$ 871,117	R$ 960,588		R$ 896,439
Annual depreciation rate (average)		14.00%	12.00%

[1]	Transmission and other equipment includes transmission and data communication equipment.